Significant Accounting Policies - Basis of Presentation and Principles of Consolidation (Details) - USD ($) $ in Millions		1 Months Ended			3 Months Ended			12 Months Ended
		Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2022	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Pension settlement charges								$ 3,113	$ 0	$ 5,894
Pension settlement charge, net of tax								2,400
Provision for/(benefit from) income taxes	[1]							(218)	1,176	(626)
Equity method investments					$ 108			108	125
Equity investments					156			156	131
Other (income) and expense
Defined Benefit Plan Disclosure [Line Items]
Noncontrolling interest amounts, net of tax								$ 17	$ 16	$ 20
Personal Pension Plan (PPP)
Defined Benefit Plan Disclosure [Line Items]
Benefit plan obligations transferred from plan			$ 6,000
Benefit plan assets transferred from plan			$ 6,000
United States
Defined Benefit Plan Disclosure [Line Items]
Pension settlement charges						$ 2,700
Pension settlement charge, net of tax						$ 2,000
United States | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit plan obligations transferred from plan				$ 16,000
Benefit plan assets transferred from plan				$ 16,000
Pension settlement charges							$ 5,900
Pension settlement charge, net of tax							$ 4,400
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit plan obligations transferred from plan		$ 1,200
Benefit plan assets transferred from plan		$ 1,200
Pension settlement charges					$ 400

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.